Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 4,282,368	$ 3,155,321	$ 3,406,798
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	7,949	6,880	4,087
Amortization of right-of-use assets	74,119
Changes in operating assets and liabilities:
Accounts receivable, net	(10,491,664)
Prepayments, other receivables and other assets	227,252	2,485,935	(1,001,715)
Inventories, net	1,908,309	(1,865,112)	(808,039)
Right-of-use assets	(197,565)
Deferred taxes	(2,176)	(603)	2,082
Other payables and accrued liabilities	(374,684)	419,003	(1,583,251)
Taxes payable	914,775	673,214	634,526
Lease liabilities – current	108,465
Lease liabilities – non current	18,700
Net Cash Provided by (Used in) Operating Activities	(3,524,152)	4,874,638	654,488
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(18,597)	(3,784)	(17,143)
Net Cash (Used in) Investing Activities	(18,597)	(3,784)	(17,143)
Cash Flows from Financing Activities:
(Repayment)/Advances to/from a director		(992,228)	44,495
Payments for deferred offering costs	(299,324)	(554,022)
Net Cash Provided by (Used in) Financing Activities	(299,324)	(1,546,250)	44,495
Effect of Exchange Rate Changes on Cash and Equivalents	(20,182)	21,673	(20,395)
Net Increase (Decrease) in Cash and Equivalents	(3,862,255)	3,346,277	661,445
Cash and Equivalents, – Beginning of Year	4,305,577	959,300	297,855
Cash and Equivalents – End of Year	$ 443,322	$ 4,305,577	$ 959,300